Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Other Payables and Accrued Liabilities

Other payables and accrued liabilities consisted of the following:

	December 31, 2021	December 31, 2020
Employee related liabilities	536	475
Employee compensated absences	181	164
Taxes other than income taxes	58	58
Advances	59	75
Derivative instruments	43	2
Defined benefit and contribution plans	34	32
Royalties	29	24
Current operating lease liabilities	55	54
Deferred and contingent consideration on business combinations	27	—
Others	79	82
Total	1,101	966